Notes Payable (Details) - Part 2 - USD ($)						1 Months Ended					12 Months Ended
	Jul. 03, 2023	Feb. 21, 2023	Sep. 16, 2022	Aug. 11, 2022	May 27, 2022	Apr. 20, 2023	Sep. 30, 2022	Sep. 16, 2022	Sep. 16, 2022	Jun. 15, 2022	Dec. 31, 2022	Aug. 31, 2023	Oct. 18, 2021
Notes Payable (Details) - Part 2 [Line Items]
Principal amount	$ 215,000		$ 555,555
Gross proceeds		$ 1,500,000	$ 500,000	$ 500,000	$ 550,000					$ 1,350,000
Common stock shares (in Shares)				278									1,417
Warrant to purchase shares (in Shares)				1,180								60,000
Exercise price (in Dollars per share)											$ 300
Warrant exercise price (in Dollars per share)						$ 61	$ 240	$ 240	$ 240
Principal balance											$ 2,388,888
Prepayment											238,889
Accrued interest											$ 119,444
August 2022 Follow On Warrants [Member]
Notes Payable (Details) - Part 2 [Line Items]
Common stock shares (in Shares)			278					278	278
Warrant to purchase shares (in Shares)			1,852					1,852	1,852